Financial instruments - Liabilities Mature (Detail) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Long-term debt obligations	CAD 3,826,152
Convertible Debentures	1,218
Advances in aid of construction	78,636
Interest on long-term debt	2,006,130
Purchase obligations	501,867
Environmental obligation	71,873	CAD 76,853
Other obligations	155,236
Total obligations	6,727,602
Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	72,023
Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	10,613
Foreign exchange forward | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	432
Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	3,422
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	279,724
Convertible Debentures	0
Advances in aid of construction	1,502
Interest on long-term debt	172,659
Purchase obligations	501,867
Environmental obligation	7,765
Other obligations	44,969
Total obligations	1,026,207
Due less than 1 year | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	4,386
Due less than 1 year | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	10,613
Due less than 1 year | Foreign exchange forward | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	432
Due less than 1 year | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	2,290
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	570,132
Interest on long-term debt	307,463
Environmental obligation	18,858
Other obligations	0
Total obligations	905,565
Due 2 to 3 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	8,077
Due 2 to 3 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due 2 to 3 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	1,035
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	644,969
Interest on long-term debt	250,824
Environmental obligation	5,373
Other obligations	0
Total obligations	965,892
Due 4 to 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	64,726
Due 4 to 5 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	2,331,327
Convertible Debentures	1,218
Advances in aid of construction	77,134
Interest on long-term debt	1,275,184
Environmental obligation	39,877
Other obligations	110,267
Total obligations	3,829,938
Due after 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	(5,166)
Due after 5 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	CAD 97